SUBSEQUENT EVENTS TO DECEMBER 31, 2020	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS TO DECEMBER 31, 2020
SUBSEQUENT EVENTS TO DECEMBER 31, 2020

NOTE 30 – SUBSEQUENT EVENTS TO DECEMBER 31, 2020

1)Global Programs for the issuance of Notes

Telecom Argentina

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, the Company announced on January 14, 2021, the subscription of new series of notes for a total nominal value determined in UVA equivalent for up to $1,500, that could be increased to $12,000.

The amount of the Notes finally issued and its main characteristics are detailed below:

Series 8 Notes

Issuance date: January 20, 2021.

Amount involved: 133,628,950 UVA (equivalent to $8,708,598,672 Argentine pesos as of the date of issuance).

Maturity Date: January 20, 2025.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at an annual fixed rate of 4.00%. The last interest payment date will be on maturity date.

2)Cash dividends collected from associates

During February 2021 cash dividends were collected form Ver TV and TSMA in an amount of $157 ( $156 directly and $1 indirectly through the subsidiary Inter Radios).

Carlos Moltini
Chairman of the Board of Directors